Derivative financial instruments (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Bancary Deposit Receipt - CDB	R$ 511,175	R$ (69,919)
Cash Flow Hedge Total	511,175	(69,919)
Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Bancary Deposit Receipt - CDB
Cash Flow Hedge Total